Prepayments, Other Receivables and Other Assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Total non-current assets	¥ 638,365	¥ 281,015
Total	95,376	91,542
CURRENT ASSETS
Total	28,523	14,949
Prepayments Other Receivables and Other Assets
NON-CURRENT ASSETS
Prepayments		1,163
Deposits	95,328	57,724
Loan receivable		33,323
Other receivables	48	138
Total non-current assets	95,376	92,348
Allowance for ECLs		(806)
Total	95,376	91,542
CURRENT ASSETS
Prepayments	22,146	12,325
Deposits	89	87
Loan receivable	3,000
Other receivables	3,288	2,537
Total	¥ 28,523	¥ 14,949